Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Oct. 01, 2021	Oct. 01, 2020	Feb. 24, 2020	Oct. 01, 2019	Jan. 10, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 18, 2021	Dec. 30, 2019	Dec. 29, 2019
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares						$ 119	$ 181
Recognition period for unrecognized cost for non-vested shares						9 months
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense						$ 826	1,295	$ 1,281
Direct Voyage Expenses [Member] | Non-Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense						$ 43	$ 15	$ 21
Equity Incentive Plan [Member] | Subsequent Event [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)									4,000,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)					12,500					187,500	3,500
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)						2,981	2,157	1,573
Granted (in shares)						156,250	9,000	5,250
Vested (in shares)						(107,139)	(8,156)	(4,475)
Forfeited (in shares)						(28)	(20)	(191)
Outstanding at end of year (in shares)						52,064	2,981	2,157
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)						$ 133.76	$ 261.60	$ 384.00
Granted (in dollars per share)						5.12	146.40	248.48
Vested (in dollars per share)						5.23	112.32	248.48
Forfeited (in dollars per share)						5.12	146.40	297.60
Outstanding at end of year (in dollars per share)						$ 2.48	$ 133.76	$ 261.60
Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period						2 years
Number of Shares [Roll Forward]
Granted (in shares)					9,000
Vested (in shares)		(2,972)		(3,000)	(3,000)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)					$ 146.40
Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)					4,167
Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)					4,416
Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Non-Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)					417
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period						2 years
Number of Shares [Roll Forward]
Granted (in shares)			156,250
Vested (in shares)		(52,083)	(52,084)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)			$ 5.12
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(52,083)
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)			45,000
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)			42,812
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Certain Other Non-Executive Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)			60,626
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Non-Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)			7,812